Share-Based Compensation - Summary of Compensation Costs (Details) - P3 Health Partners Inc. - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Profits interests vested - time-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Date Fair Value	$ 23,999,330	$ 4,669,885	$ 317,958	$ 316,000
Profits interests vested - performance-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant Date Fair Value		103,000	65,000	15,000
Profits interests granted - time-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 4,635,142	3,524,277	$ 447,475	$ 474,042
Profits interests granted - performance-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 176,975